OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 3. OPERATING SEGMENTS

Operating segments are defined as components of an entity about which separate financial information is available and that is evaluated regularly by the chief operating decision maker (CODM) in deciding how to allocate resources and assessing performance; the CODM is comprised of the Bank’s President (CEO) and Financial Vicepresident (CFO). The segment information has been prepared following the Bank’s accounting policies as described in the summary of significant accounting policies in Note 2 Significant accounting policies and has been presented consistently with the internal reports provided to the CODM.

The CODM uses a variety of information and key financial data on a segment basis to assess the performance and make decisions regarding the investment and allocation of resources, such as:

●	Net interest margin (Net margin on financial instruments divided by average interest-earning assets).
●	Return on average total assets (Net income divided by average total assets).
●	Return on average stockholders’ equity.
●	Efficiency ratio (Operating expenses as a percentage of interest, fees, services and other operating income).
●	Asset Quality and loan coverage ratios.

The Bank has the following segments: Banking Colombia, Banking Panama, Banking El Salvador, Banking Guatemala, Trust, Investment Banking, Brokerage, International Banking and All other segments. The factors used to identify the Bank’s reportable segments are the nature of the products and services provided by the subsidiaries and the geographical locations where the subsidiaries are domiciled, in line with the CODM’s operating decisions related to the results of each segment.

The Bank’s operating segments are comprised as follows:

•      Banking Colombia

This segment provides retail and corporate banking products and services to individuals, companies and national and local governments in Colombia. The Bank’s strategy in Colombia is to grow with these clients based on value added and long-term relationships. In order to offer specialized services to individuals, small and medium size enterprises (SMEs) and big size enterprises, the Bank´s retail sales force targets the clients classified as: “Personal, plus” and “Entrepreneurs”.

The Bank´s corporate and government sales force targets and specializes in companies with more than COP 100,000 million in revenue in twelve economic sectors: Agribusiness, Commerce, Manufacturing of Supplies and Materials, Consumer goods, Financial Services, Health, Education, Construction, Government, Infrastructure, Real estate, and Natural Resources.

This segment is also responsible for the management of the Bank’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Colombia.

•      Banking Panama

This segment provides retail and commercial banking products and services to individuals and companies in Panama and includes all the operations of Banistmo and its subsidiaries, which are managed and monitored by the CODM on a consolidated basis. Banking Panama also includes operations of the following operational stage subsidiaries: Banistmo Investment Corporation S.A., Leasing Banistmo S.A., Valores Banistmo S.A., Banistmo Panamá Fondo de Inversión S.A., Suvalor Renta Fija Internacional Corto Plazo S.A. and Fondo Renta Sostenible Global S.A. (before Suvalor Renta Variable Colombia S.A.); and of the following non-operational subsidiaries: Banistmo Capital Markets Group Inc., Anavi Investment Corporation S.A., Desarrollo de Oriente S.A., Steens Enterpresies S.A. and Ordway Holdings S.A. In 2021, Financomer S.A, merged with Banistmo S.A.

This segment is also responsible for the management of Banistmo’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Panama.

•      Banking El Salvador

This segment provides retail and commercial banking products and services to individuals, companies and national and local governments in El Salvador through Banco Agrícola S.A. Banking El Salvador also includes operations of the following subsidiaries: Banagrícola S.A, Inversiones Financieras Banco Agrícola S.A. IFBA, Bagrícola Costa Rica S.A., Gestora de Fondos de Inversión Banagricola, S.A, Valores Banagrícola S.A. de C.V., Credibac S.A. de C.V. and Arrendadora Financiera S.A. Arfinsa.

This segment is also responsible for the management of Banco Agrícola’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in El Salvador.

•      Banking Guatemala

This segment provides retail and commercial banking and insurance products and services to individuals, companies and national and local governments in Guatemala through Banco Agromercantil de Guatemala S.A., Banking Guatemala also includes operations of the following subsidiaries: Seguros Agromercantil S.A., Financiera Agromercantil S.A., Agrovalores S.A., Arrendadora Agromercantil S.A., Agencia de Seguros y Fianzas Agromercantil S.A. (company in liquidation), Asistencia y Ajustes S.A., Serproba S.A., Servicios de Formalización S.A., Conserjería, Mantenimiento y Mensajería S.A.(company in liquidation), New Alma Enterprises LTD. and Mercom Bank Ltd Shareholders authorized the beginning of an organized and gradual process to transfer the assets and liabilities of Mercom Bank, Ltd., to Banco Agromercantil de Guatemala, S. A. or other companies of the Bank. For further information, see Note 1 Reporting Entity.

This segment is also responsible for the management of Banco Agromercantil’s proprietary trading activities, liquidity and distribution of treasury products and services to its client base in Guatemala.

•      Trust

This segment provides trust and asset management services to clients in Colombia through Fiduciaria Bancolombia S.A. Sociedad Fiduciaria. As of December 31, 2019, this segment includes FiduPerú S.A. Sociedad Fiduciaria’s results. This entity was sold in July 2019. For further information, see Note 1 Reporting Entity.

The main products offered by this segment include money market accounts, mutual and pension funds, private equity funds, payment trust, custody services, and corporate trust.

•      Investment banking

This segment provides corporate and project financial advisory services, underwriting, capital markets services and private equity management through Banca de Inversión Bancolombia S.A. Corporación Financiera. Its customers include private and publicly-held corporations as well as government institutions.

•      Brokerage

This segment provides brokerage, investment advisory and private banking services to individuals and institutions through Valores Bancolombia S.A. Comisionista de Bolsa. It sells and distributes equities, futures, foreign currencies, fixed income securities, mutual funds and structured products.

In September 2021, the Bank through Valores Bancolombia S.A. the companies Bancolombia Capital Holdings USA LLC, Bancolombia Capital LLC and Bancolombia Capital Advisers LLC were in the process of obtaining regulatory authorizations to operate as a broker-dealer and as a registered investment adviser in the United States. See Note 1 Reporting Entity.

•      International Banking

This segment provides a complete line of international banking services to Colombian and foreign customers through Bancolombia Panamá S.A., Bancolombia Cayman S.A., and Bancolombia Puerto Rico International, Inc. It offers loans to private sector companies, trade financing, leases financing and financing for industrial projects, as well as a complete portfolio of cash management products, such as checking accounts, international collections and payments. Through these subsidiaries, the Bank also offers investment opportunities in U.S. dollars, savings and checking accounts, time deposits, and investment funds to its high net worth clients and private banking customers.

On October 5, 2020, the Board of Directors of Bancolombia Panamá (Parent Company of Bancolombia Cayman), decided to wind down the business and operations of its subsidiary in Cayman. See Note 1 Reporting Entity.

•      All other segments

This segment provides financial and operating lease activities, including leasing services to clients in Colombia. Bancolombia offers these services mainly through the following Subsidiaries: Renting Colombia S.A.S. and Transportempo S.A.S. Additionally, through the FCP Fondo Inmobiliario Colombia, the Bank provides real estate service. This segment also includes results from the operations of investment vehicles of the Bank: Valores Simesa S.A., Pasarela Colombia S.A.S., Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios S.A. Sinesa and others. As of December 31, 2019, this segment includes Arrendamiento Operativo CIB S.A.C – Renting Perú’s results. This entity was sold in March 2019. For further information, see Note 1 Reporting Entity.

As of December 2021, this segment includes the operations carried out by Vlipco S.A.S, a Bank´s subsidiary.In November 2021, the Bank acquired 91,791 shares of the joint venture Vlipco S.A.S. for the amount of COP 9,474, and by so doing the the Bank increased its interest to 94.77%. Vlipco S.A.S. is a user-focused company that creates payment experiences and products for the financial sector, such as payment gateways. See Note 8 investments in associates and joint ventures and Note 9.3 Business Combinations.

According to the quantitative threshold test required by IFRS 8 Operating Segments, the revenue reported by “all other segments” is less than 10 per cent of the combined revenue of all operating segments and its assets represent less than 10 percent of all operating segments combined assets of the Bank.

Financial performance by operating segment:

The CODM reviews the performance of the Bank using the following financial information by operating segment:

	For the year ended December 31, 2021
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,498,013	1,963,509	1,193,824	1,178,615	46	—	12,277	251,135	37,898	16,135,317	428	16,135,745
Interest income on loans and financial leases	11,118,035	1,791,476	1,072,718	1,109,804	46	—	28	215,529	36,226	15,343,862	428	15,344,290
Total debt investments	399,517	156,377	105,035	67,772	—	—	12,540	35,739	632	777,612	—	777,612
Derivatives	17,263	1,860	15,345	—	—	—	(832)	1	—	33,637	—	33,637
Total liquidity operations	(36,802)	13,796	726	1,039	—	—	541	(134)	1040	(19,794)	—	(19,794)
Interest expenses	(2,666,843)	(796,396)	(240,144)	(397,138)	(167)	(7)	(73)	(198,012)	(52,776)	(4,351,556)	—	(4,351,556)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,831,170	1,167,113	953,680	781,477	(121)	(7)	12,204	53,123	(14,878)	11,783,761	428	11,784,189
Total credit impairment charges, net	(2,122,515)	(323,216)	4,271	35,841	(4,595)	(55)	(116)	14,995	(17,836)	(2,413,226)	(7,304)	(2,420,530)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	6,708,655	843,897	957,951	817,318	(4,716)	(62)	12,088	68,118	(32,714)	9,370,535	(6,876)	9,363,659
Revenues (Expenses) from transactions with other operating segments of the Bank	18,458	(10,089)	7	(26,324)	(26,584)	3,576	59,995	81,997	(101,036)	—	—	—
Fees and commissions income(1)	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804	—	5,293,804
Fees and commissions expenses	(1,524,691)	(151,906)	(116,600)	(50,144)	(3,881)	(49)	(4,135)	(6,556)	(2,721)	(1,860,683)	—	(1,860,683)
Total fees and commissions, net	2,316,781	199,697	243,124	109,764	343,997	79,482	113,147	26,753	376	3,433,121	—	3,433,121
Other operating income	653,968	19,101	9,712	82,855	12,702	879	(6,075)	11,109	1,238,893	2,023,144	(1,003)	2,022,141
Dividends and net income on equity investments	93,769	4,387	2,760	658	28,201	(232)	2,177	20	196,604	328,344	—	328,344
Total operating income, net	9,791,631	1,056,993	1,213,554	984,271	353,600	83,643	181,332	187,997	1,302,123	15,155,144	(7,879)	15,147,265
Operating expenses(2)	(5,550,033)	(700,226)	(549,782)	(464,199)	(129,923)	(34,905)	(119,265)	(61,191)	(633,171)	(8,242,695)	—	(8,242,695)
Impairment, depreciation and amortization	(529,662)	(104,493)	(81,201)	(102,991)	(1,548)	(206)	(1,896)	(1,993)	(95,773)	(919,763)	(795)	(920,558)
Total operating expenses	(6,079,695)	(804,719)	(630,983)	(567,190)	(131,471)	(35,111)	(121,161)	(63,184)	(728,944)	(9,162,458)	(795)	(9,163,253)
Profit before income tax	3,711,936	252,274	582,571	417,081	222,129	48,532	60,171	124,813	573,179	5,992,686	(8,674)	5,984,012
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses, taxes other than income tax and other expenses.

	For the year ended December 31, 2020
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	11,944,262	1,986,566	1,226,150	1,101,638	32	—	47,030	347,881	33,946	16,687,505	1,145	16,688,650
Interest income on loans and financial leases	11,859,262	1,793,826	1,140,924	1,012,174	32	—	45	293,802	31,767	16,131,832	1,145	16,132,977
Total debt investments	451,781	170,416	84,366	83,767	—	—	17,086	33,885	658	841,959	—	841,959
Derivatives	(381,725)	(502)	227	—	—	—	29,209	14,995	—	(337,796)	—	(337,796)
Total liquidity operations	14,944	22,826	633	5,697	—	—	690	5,199	1521	51,510	—	51,510
Interest expenses	(3,914,661)	(841,736)	(293,317)	(450,091)	(166)	(4)	(35)	(299,755)	(63,243)	(5,863,008)	—	(5,863,008)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,029,601	1,144,830	932,833	651,547	(134)	(4)	46,995	48,126	(29,297)	10,824,497	1,145	10,825,642
Total credit impairment charges, net	(5,889,710)	(907,910)	(366,691)	(297,386)	(1,270)	42	(1,518)	(56,122)	(13,166)	(7,533,731)	7,282	(7,526,449)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	2,139,891	236,920	566,142	354,161	(1,404)	38	45,477	(7,996)	(42,463)	3,290,766	8,427	3,299,193
Revenues (Expenses) from transactions the operating segments of the Bank	142	(25,054)	(7,531)	(35,171)	(24,159)	20,509	61,393	118,854	(108,983)	—	—	—
Fees and commission income(1)	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413	—	4,598,413
Fees and commission expenses	(1,313,286)	(118,016)	(74,887)	(39,871)	(4,095)	(61)	(3,597)	(4,600)	(3,172)	(1,561,585)	—	(1,561,585)
Total fees and commission income, net	1,978,096	192,757	214,905	136,397	345,055	37,386	109,031	24,296	(1,095)	3,036,828	—	3,036,828
Other operating income (Expenses)	817,677	30,145	14,266	74,021	13,078	1,524	(5,736)	12,939	887,454	1,845,368	(796)	1,844,572
Dividends and net income on equity investments	43,737	6,984	858	953	29,145	(2,503)	(27,930)	32	54,010	105,286	18,039	123,325
Total operating income, net	4,979,543	441,752	788,640	530,361	361,715	56,954	182,235	148,125	788,923	8,278,248	25,670	8,303,918
Operating expenses(2)	(4,967,506)	(590,269)	(424,516)	(423,211)	(104,005)	(23,658)	(88,828)	(58,073)	(477,289)	(7,157,355)	—	(7,157,355)
Impairment, depreciation and amortization	(405,811)	(112,358)	(69,318)	(132,237)	(1,379)	(217)	(1,892)	(2,631)	(111,044)	(836,887)	(903)	(837,790)
Total operating expenses	(5,373,317)	(702,627)	(493,834)	(555,448)	(105,384)	(23,875)	(90,720)	(60,704)	(588,333)	(7,994,242)	(903)	(7,995,145)
Profit (Loss) before income tax	(393,774)	(260,875)	294,806	(25,087)	256,331	33,079	91,515	87,421	200,590	284,006	24,767	308,773
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses, taxes other than income tax and other benefits.

	For the year ended December 31, 2019
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	Adjustments for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
In millions of COP
Total interest and valuation on financial instruments	12,970,741	1,876,925	1,094,422	977,980	152	8	5,018	614,073	12,160	17,551,479	(170,795)	17,380,684
Interest income on loans and financial leases	12,592,221	1,654,600	1,052,680	905,016	132	—	96	411,504	11,804	16,628,053	267	16,628,320
Total Debt investments	716,032	172,610	40,915	73,152	20	8	14,757	24,682	9	1,042,185	—	1,042,185
Derivatives	(172,399)	1,625	—	—	—	—	(10,416)	169,483	—	(11,707)	(171,062)	(182,769)
Total liquidity operations	(165,113)	48,090	827	(188)	—	—	581	8,404	347	(107,052)	—	(107,052)
Interest expenses	(4,408,233)	(720,587)	(295,433)	(388,571)	(138)	(4)	(26)	(304,519)	(62,283)	(6,179,794)	—	(6,179,794)
Net interest margin and valuation on financial instruments before impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	8,562,508	1,156,338	798,989	589,409	14	4	4,992	309,554	(50,123)	11,371,685	(170,795)	11,200,890
Total credit impairment charges, net	(2,564,417)	(408,132)	(83,110)	(333,699)	(716)	(251)	(4,363)	19,169	(6,943)	(3,382,462)	(28,659)	(3,411,121)
Net interest margin and valuation on financial instruments after impairment on loans and financial leases, off balance sheet credit instruments and other financial instruments	5,998,091	748,206	715,879	255,710	(702)	(247)	629	328,723	(57,066)	7,989,223	(199,454)	7,789,769
Revenues (Expenses) from transactions with other operating segments of the Bank	(19,212)	(36,107)	(2,154)	(36,255)	(25,529)	31,585	62,628	167,419	(142,375)	—	—	—
Fees and commission income(1)	3,269,747	350,055	268,309	170,854	349,438	30,829	113,364	25,800	588	4,578,984	(12)	4,578,972
Fees and commission expenses	(1,297,186)	(143,616)	(60,673)	(38,006)	(2,942)	(154)	(3,229)	(3,922)	(3,511)	(1,553,239)	—	(1,553,239)
Total fees and commission income, net	1,972,561	206,439	207,636	132,848	346,496	30,675	110,135	21,878	(2,923)	3,025,745	(12)	3,025,733
Other operating income(Expenses)	433,887	29,704	6,158	68,288	13,341	5,830	(9,392)	7,067	986,126	1,541,009	(5,762)	1,535,247
Dividends and net income on equity investments	131,029	5,562	211	668	43,498	24,810	16,514	27	269,736	492,055	(111,456)	380,599
Total operating income, net	8,516,356	953,804	927,730	421,259	377,104	92,653	180,514	525,114	1,053,498	13,048,032	(316,684)	12,731,348
Operating expenses(2)	(5,203,354)	(573,042)	(444,933)	(358,923)	(121,259)	(32,558)	(112,204)	(61,087)	(522,103)	(7,429,463)	236	(7,429,227)
Impairment, depreciation and amortization	(407,102)	(105,232)	(46,381)	(120,130)	(1,031)	(187)	(1,738)	(2,746)	(138,738)	(823,285)	(1,305)	(824,590)
Total operating expenses	(5,610,456)	(678,274)	(491,314)	(479,053)	(122,290)	(32,745)	(113,942)	(63,833)	(660,841)	(8,252,748)	(1,069)	(8,253,817)
Profit (Loss) before income tax	2,905,900	275,530	436,416	(57,794)	254,814	59,908	66,572	461,281	392,657	4,795,284	(317,753)	4,477,531
(1)	For further information about income from contracts with customers, see Note 25.3 Fees and commissions.
(2)	Includes salaries and employee benefits, other administration and general expenses, taxes other than income tax and other benefits.

The following table presents financial information of the total assets and liabilities by operating segment:

As of December 31, 2021
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	Allother	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	209,948,788	40,561,211	20,980,061	19,510,688	638,280	2,039,204	371,278	24,074,957	7,117,110	325,241,577	(35,386,529)	289,855,048
Total liabilities	177,198,960	36,231,139	18,416,563	17,763,659	108,254	55,743	125,176	15,568,638	3,037,853	268,505,985	(12,576,395)	255,929,590

As of December 31, 2020
In millions of COP
											Adjustments
	Banking	Banking	Banking El	Banking		Investment		International	All other	Total before	for	Total after
	Colombia	Panama	Salvador	Guatemala	Trust	banking	Brokerage	Banking	segments	eliminations	consolidation	eliminations
Total assets	175,697,801	35,062,418	17,986,495	16,304,094	686,895	1,648,144	316,051	20,502,898	10,408,401	278,613,197	(23,044,692)	255,568,505
Total liabilities	159,782,056	31,483,993	16,158,124	15,052,385	110,830	37,134	57,800	13,286,310	2,856,435	238,825,067	(11,371,775)	227,453,292

The following table presents financial information of the investments in associates and joint ventures by operating segment:

As of December 31, 2021(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	601,758	22,631	303,506	394,061	1,398,603	2,720,559
Equity method	45,555	2,747	27,377	1,011	122,962	199,652
(1)	As of December 31, 2021, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

As of December 31, 2020(1)
	Banking	Banking El		Investment	All other
	Colombia	Salvador	Trust	banking	segments	Total
In millions of COP
Investments in associates and joint ventures	382,747	17,254	280,051	549,745	1,276,518	2,506,315
Equity method	39,922	840	28,848	14,912	52,074	136,596
(1)	As of December 31, 2020, Banking Panama, Banking Guatemala, Brokerage and International Banking did not have investments in associates and joint ventures.

For additional information related to investment in associates and joint ventures, see Note 8 Investments in associates and joint ventures.

Information about products and services

The Bank does not report revenues from external customers for each product and service or each group of similar products and services, because the information is not available and the cost to develop it is excessive.

Geographic information

The following summarizes the Bank’s total interest and valuation and long-lived assets attributable to Colombia and other foreign countries based on the country where the Interest and valuation was originated:

	2021		2020		2019
Geographic information	Interest and	Long-lived	Interest and	Long-lived	Interest and	Long-lived
	valuation	assets(1)	valuation	assets(1)	valuation	assets (1)
In millions of COP
Colombia	11,605,829	9,413,340	12,152,560	8,381,397	13,129,674	7,095,848
Panama	2,251,653	838,278	2,400,442	737,039	2,592,875	792,841
Puerto Rico	49,662	1,644	64,104	1,413	83,303	1,586
El Salvador	1,194,026	434,212	1,227,645	370,983	1,097,976	373,378
Costa Rica	-	-	-	72	-	107
Guatemala	1,178,619	347,084	1,101,643	295,622	978,101	288,794
Total	16,279,789	11,034,558	16,946,394	9,786,526	17,881,929	8,552,554
Eliminations and translation adjustment	(144,044)	7,655,610	(257,744)	6,537,003	(501,245)	6,173,494
Total, net	16,135,745	18,690,168	16,688,650	16,323,529	17,380,684	14,726,048
(1)	Includes assets held for sale, premises and equipment, investment property, goodwill and intangible assets.